SCOTT K. RICHARDSON
                                                       Counsel
                                                       Law & Regulatory Affairs
                                                       Travelers Life & Annuity
                                                       TELEPHONE: (860) 308-5395
                                                       FAX: (860) 308-3926




May 4, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: IM Filing Desk

RE:  Rule 497(j) Filings

Dear Members of the Staff:

I hereby certify that the following documents are being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the Prospectuses and/or Statements of Additional Information ("SAIs") that would have been filed under paragraph
(b) or (c) of this section would not have differed from those contained in each registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendments was filed electronically via EDGAR.

Filed on Form N-4 under type 485BPOS:

o The Travelers Fund ABD for Variable Annuities (Prospectuses and SAIs) Portfolio Architect, Portfolio Architect Select, Premier Advisers (File No. 33-65343)
     Premier Advisers II, Premier Advisers III (File No. 33-65506)
     Access, Access Select (File No. 333-23311)

o The Travelers Fund ABD II for Variable Annuities (Prospectuses and SAIs) Portfolio Architect, Portfolio Architect Select, Premier Advisers (File No. 33-65339)
     Premier Advisers II, Premier Advisers III (File No. 33-65500)
     Access, Access Select (File No. 333-23327)

o The Travelers Fund BD for Variable Annuities (Prospectus and SAI) Vintage (File No. 33-73466)

o The Travelers Fund BD II for Variable Annuities (Prospectus and SAI) Vintage (File No. 33-58131)

o The Travelers Fund BD III for Variable Annuities (Prospectuses and SAIs) Vintage XTRA, Portfolio Architect XTRA, Vintage XTRA - Series II (File No. 333-70657)
     Index (File No. 333-27689)
     Protected Equity Portfolio (File No. 333-65942)

o The Travelers Fund BD IV for Variable Annuities (Prospectuses and SAIs) Vintage XTRA, Portfolio Architect XTRA, Vintage XTRA - Series II (File No. 333-70659)
     Index (File No. 333-27687)
     Protected Equity Portfolio (File No. 333-65946)

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o    The Travelers Separate Account PF for Variable Annuities (Prospectuses and
     SAIs)
     PrimElite (File No. 333-32589)
     PrimElite II (File No. 333-72334)

o The Travelers Separate Account PF II for Variable Annuities (Prospectuses and SAIs)
     PrimElite (File No. 333-32581)
     PrimElite II (File No. 333-72336)

o    The Travelers Separate Account QP for Variable Annuities (Prospectuses and
     SAIs)
     Gold Track, Gold Track Select (File No. 33-00165)

o    The Travelers Separate Account TM for Variable Annuities (Prospectus and
     SAI)
     Marquis (File No. 333-40193)

o    The Travelers Separate Account TM II for Variable Annuities (Prospectus and
     SAI)
     Marquis (File No. 333-40191)

o The Travelers Fund U for Variable Annuities (Prospectus and SAI) Universal Annuity (File No. 2-79529)

o    The Travelers Separate Account Five for Variable Annuities (Prospectus and
     SAI)
     TRA (File. No. 333-58783)

o    The Travelers Separate Account Six for Variable Annuities (Prospectus and
     SAI)
     TRA (File No. 333-58809)

o The Travelers Separate Account Seven for Variable Annuities (Prospectuses and SAI)
     Asset Manager, Premier Advisers L (File No. 333-60227)

o The Travelers Separate Account Eight for Variable Annuities (Prospectuses and SAI)
     Asset Manager, Premier Advisers L (File No. 333-60215)

o The Travelers Separate Account Eleven for Variable Annuities (Prospectuses and SAI)
     Pioneer Annuistar Plus, Portfolio Architect Plus, Scudder Advocate Rewards (File No. 333-101778)

o The Travelers Separate Account Twelve for Variable Annuities (Prospectuses and SAI)
     Pioneer Annuistar Plus, Portfolio Architect Plus, Scudder Advocate Rewards (File No. 333-101814)

o The Travelers Separate Account Thirteen for Variable Annuities (Prospectuses and SAI)
     Pioneer Annuistar, Portfolio Architect II, Pioneer Annuistar Value (File No. 333-101777)

o The Travelers Separate Account Fourteen for Variable Annuities (Prospectuses and SAI)
     Pioneer Annuistar, Portfolio Architect II, Pioneer Annuistar Value (File No. 333-101815)

o Citicorp Life Variable Annuity Separate Account (Prospectuses and SAIs) CitiElite (File No. 333-71379)
     CitiVariable (File No. 33-81628)

o    First Citicorp Life Variable Annuity Separate Account (Prospectuses and
     SAIs)
     CitiElite (File No. 333-71377)
     CitiVariable (File No. 33-83354)

o    The Travelers Separate Account Nine for Variable Annuities (SAI)
     Vintage II, Vintage II - Series II (File No. 333-82009)
     Vintage 3, Portfolio Architect 3, Portfolio Architect L, Vintage L, Pioneer Annuistar Flex (File No. 333-65926)

o The Travelers Separate Account Ten for Variable Annuities (SAI) Vintage II, Vintage II - Series II (File No. 333-82013)
     Vintage 3, Portfolio Architect 3, Portfolio Architect L, Vintage L, Pioneer Annuistar Flex (File No. 333-65922)

o    TIC Separate Account 2002 for Variable Annuities (SAI)
     Vintage Access, Portfolio Architect Access, Scudder Advocate Advisor, Scudder Advocate Advisor - ST1 (File No. 333-100435)
     Scudder Advocate TL4 (File No. 333-109612)

o    TLAC Separate Account 2002 for Variable Annuities (SAI)
     Vintage Access, Portfolio Architect Access, Scudder Advocate Advisor, Scudder Advocate Advisor - ST1 (File No. 333-100434)
     Scudder Advocate TL4 (File No. 333-109611)

Filed on Form N-1A under type 485BPOS:

o    Capital Appreciation Fund (Prospectus and SAI) (File No. 2-76640)

o    Money Market Portfolio (Prospectus and SAI) (File No. 2-74285)

o    Managed Assets Trust (Prospectus and SAI) (File No. 2-79359)

o    High Yield Bond Trust (Prospectus and SAI) (File No. 2-76639)

o    The Travelers Series Trust (Prospectuses and SAI) (File No. 33-43628)

Filed on Form N-3 under type 485BPOS:

o The Travelers Growth and Income Stock Account for Variable Annuities (Prospectus and SAI) (File No. 2-27330)

o    The Travelers Quality Bond Account for Variable Annuities (Prospectus and
     SAI) (File No. 2-53757)

o    The Travelers Money Market Account for Variable Annuities (Prospectus and
     SAI) (File No. 2-76358)

o The Travelers Timed Aggressive Stock Account for Variable Annuities (Prospectus and SAI) (File No. 33-13053)

o The Travelers Timed Growth and Income Stock Account for Variable Annuities (Prospectus and SAI) (File No. 33-13052)

o The Travelers Timed Short-Term Bond Account for Variable Annuities (Prospectus and SAI) (File No. 33-13051)

The above named managed separate accounts are all contained in the Universal Annuity Prospectus and SAI.

Filed on Form N-6 under type 485BPOS:

o The Travelers Fund UL for Variable Life Insurance (Prospectuses and SAI) MarketLife, Invest (File No. 2-88637)
     Variable Survivorship Life (333-69771)
     Variable Survivorship Life II (333-56952)
     Travelers Variable Life Accumulator, Travelers Variable Life Accumulator - Series II (File No. 333-96515)

o The Travelers Fund UL II for Variable Life Insurance (Prospectuses and SAI) MarketLife (File No. 333-63927)
     Variable Survivorship Life (333-69773)
     Variable Survivorship Life II (333-56958)
     Travelers Variable Life Accumulator, Travelers Variable Life Accumulator - Series II (File No. 333-96521)

o    The Travelers Variable Life Insurance Separate Account One (Prospectus and
     SAI)
     VintageLife (File No. 333-88578)

o    The Travelers Variable Life Insurance Separate Account Two (Prospectus and
     SAI)
     Portfolio Architect Life (File No. 333-15053)

o The Travelers Variable Life Insurance Separate Account Three (Prospectus and SAI)
     VintageLife (File No. 333-88576)

o    The Travelers Variable Life Insurance Separate Account Four (Prospectus and
     SAI)
     Portfolio Architect Life (File No. 333-15045)

o    The Travelers Fund UL III for Variable Life Insurance (Prospectuses and
     SAI)
     COLI I (333-71349)
     COLI 2000, COLI III (333-94779) Corporate Benefit Life (333-64364) Corporate Select (333-105335)

o    The Travelers Fund UL for Variable Life Insurance (SAI)
     Travelers Variable Life (File No. 333-96519)

o    The Travelers Fund UL II for Variable Life Insurance (SAI)
     Travelers Variable Life (File No. 333-96517)

If you have any questions regarding this certification, please contact the undersigned at (860) 308-5395

Sincerely,

/s/ Scott K. Richardson